General Information (Details) - rig	10 Months Ended
	Dec. 31, 2022	Sep. 01, 2022	Jan. 31, 2022	Nov. 01, 2021
Lessor, Lease, Description [Line Items]
Number of offshore drilling units owned by the company	14
Number of rigs cold stacked	2
Number of drilling units managed and operated for related parties	7
Financial designation, predecessor and successor	Successor
Number of Jackup units		7	7	5
PES
Lessor, Lease, Description [Line Items]
Ownership interest ( in percent)			65.00%
Gulfdrill
Lessor, Lease, Description [Line Items]
Number of rigs under lease	3
Sonadrill
Lessor, Lease, Description [Line Items]
Number of rigs under lease	1
SeaMex
Lessor, Lease, Description [Line Items]
Number of managed and operated rigs	5
Sonangol
Lessor, Lease, Description [Line Items]
Number of managed and operated rigs	2